COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Summary of future minimum lease commitments, all under office and facilities non cancelable operating lease agreements

As of December 31, 2020, future minimum lease commitments, all under office and facilities non-cancelable operating lease agreements, were as follows:

Year ended December 31,	RMB
2021	22,225,857
2022	18,649,509
2023	4,551,612